UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23494

T. Rowe Price Exchange-Traded Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

November 30, 2024

Ultra Short-Term Bond ETF (TBUX)

Principal Listing Exchange: NYSE Arca, Inc.

This semi-annual shareholder report contains important information about Ultra Short-Term Bond ETF ("the fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short-Term Bond ETF	$9	0.17%

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$259,303
  Number of Portfolio Holdings513
  Portfolio Turnover Rate31.7%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

U.S. Treasury Securities	0.3%
AAA Rated	27.3
AA Rated	6.2
A Rated	25.7
BBB Rated	38.1
BB Rated	0.5
Not Rated	0.1
Reserves	1.8

*Credit ratings for the securities held in the Fund are provided by Moody's, Standard & Poor's, and Fitch and are converted to the Standard & Poor's nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bills	3.5%
Santander Drive Auto Receivables Trust	1.6
Energy Transfer LP	1.2
Targa Resources Corp	1.2
Carvana Auto Receivables Trust	1.0
Exeter Automobile Receivables Trust	1.0
Bacardi-Martini BV	1.0
Marble Point CLO XII	1.0
Verus Securitization Trust	1.0
Constellation Brands Inc	1.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Ultra Short-Term Bond ETF (TBUX)

Principal Listing Exchange: NYSE Arca, Inc.

202407-3725262

ETF990-053 01/25

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
November 30, 2024
T. ROWE PRICE
TBUX	Ultra Short-Term Bond ETF
For more insights from T. Rowe Price investment professionals, go to troweprice.com.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

Unaudited
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	6 Months Ended	Year Ended		9/28/21(1) Through
	11/30/24	5/31/24	5/31/23	5/31/22
NET ASSET VALUE
Beginning of period	$ 49.34	$ 48.67	$ 49.07	$ 50.00
Investment activities
Net investment income(2)(3)	1.30	2.59	1.63	0.31
Net realized and unrealized gain/loss	0.30	0.62	(0.13)	(0.94)
Total from investment activities	1.60	3.21	1.50	(0.63)
Distributions
Net investment income	(1.31)	(2.47)	(1.69)	(0.27)
Net realized gain	-	(0.07)	(0.21)	(0.03)
Total distributions	(1.31)	(2.54)	(1.90)	(0.30)
NET ASSET VALUE
End of period	$ 49.63	$ 49.34	$ 48.67	$ 49.07

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

Unaudited
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	6 Months Ended	Year Ended		9/28/21(1) Through
	11/30/24	5/31/24	5/31/23	5/31/22
Ratios/Supplemental Data
Total return, based on NAV(3)(4)	3.28%	6.74%	3.15%	(1.31)%
Ratios to average net assets:(3)
Gross expenses before waivers/payments by Price Associates	0.17%(5)	0.17%	0.17%	0.17%(5)
Net expenses after waivers/payments by Price Associates	0.17%(5)	0.17%	0.17%	0.17%(5)
Net investment income	5.24%(5)	5.27%	3.34%	0.94%(5)
Portfolio turnover rate(6)	31.7%	76.4%	61.2%	12.5%
Net assets, end of period (in thousands)	$ 259,303	$ 164,063	$ 54,755	$ 36,801

(1)	Inception date
(2)	Per share amounts calculated using average shares outstanding method.
(3)	Includes the impact of expense-related arrangements with Price Associates.
(4)	Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.
(5)	Annualized
(6)	Portfolio turnover excludes securities received or delivered through in-kind share transactions.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

November 30, 2024 Unaudited
PORTFOLIO OF INVESTMENTS‡	Par/Shares	$ Value
(Amounts in 000s)
ASSET-BACKED SECURITIES 23.1%
Auto Backed 11.1%
Ally Auto Receivables Trust, Series 2023-A, Class B, 6.01%, 1/17/34 (1)	164	165
Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class A2, 5.681%, 5/17/32 (1)	475	480
Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class B, 5.827%, 5/17/32 (1)	203	205
Ally Bank Auto Credit-Linked Notes, Series 2024-B, Class A2, 4.97%, 9/15/32 (1)	250	250
Ally Bank Auto Credit-Linked Notes, Series 2024-B, Class B, 5.117%, 9/15/32 (1)	250	250
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class C, 1.06%, 8/18/26	77	76
ARI Fleet Lease Trust, Series 2023-B, Class A2, 6.05%, 7/15/32 (1)	161	162
ARI Fleet Lease Trust, Series 2024-A, Class A2, 5.30%, 11/15/32 (1)	500	502
ARI Fleet Lease Trust, Series 2024-B, Class A2, 5.54%, 4/15/33 (1)	395	398
Bayview Opportunity Master Fund VII, Series 2024-CAR1, Class A, FRN, SOFR30A + 1.10%, 5.834%, 12/26/31 (1)	185	186
CarMax Auto Owner Trust, Series 2020-4, Class B, 0.85%, 6/15/26	327	326
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28%, 7/15/27	650	642
CarMax Auto Owner Trust, Series 2021-2, Class B, 1.03%, 12/15/26	171	168
CarMax Auto Owner Trust, Series 2023-3, Class A2B, FRN, SOFR30A + 0.60%, 5.405%, 11/16/26	193	194
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80%, 9/11/28	82	79
Carvana Auto Receivables Trust, Series 2021-N4, Class B, 1.24%, 9/11/28	6	6
Carvana Auto Receivables Trust, Series 2022-N1, Class A2, 3.21%, 12/11/28 (1)	198	195
Carvana Auto Receivables Trust, Series 2023-N1, Class A, 6.36%, 4/12/27 (1)	50	50

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Carvana Auto Receivables Trust, Series 2023-N3, Class A, 6.41%, 9/10/27 (1)	83	83
Carvana Auto Receivables Trust, Series 2023-P3, Class A2, 6.09%, 11/10/26 (1)	109	110
Carvana Auto Receivables Trust, Series 2024-N1, Class A3, 5.60%, 3/10/28 (1)	280	282
Carvana Auto Receivables Trust, Series 2024-N2, Class A3, 5.71%, 7/10/28 (1)	135	137
Carvana Auto Receivables Trust, Series 2024-N2, Class B, 5.67%, 9/10/30 (1)	165	167
Carvana Auto Receivables Trust, Series 2024-N3, Class B, 4.67%, 12/10/30 (1)	1,000	993
Carvana Auto Receivables Trust, Series 2024-P2, Class A2, 5.63%, 11/10/27	330	331
Carvana Auto Receivables Trust, Series 2024-P2, Class A3, 5.33%, 7/10/29	265	268
Chase Auto Credit-Linked Notes, Series 2021-3, Class B, 0.76%, 2/26/29 (1)	235	232
Dell Equipment Finance Trust, Series 2024-2, Class A3, 4.50%, 9/15/28	335	334
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31%, 1/16/29	310	312
Drive Auto Receivables Trust, Series 2024-2, Class B, 4.52%, 7/16/29	265	263
Enterprise Fleet Financing, Series 2021-2, Class A3, 0.74%, 5/20/27 (1)	305	303
Enterprise Fleet Financing, Series 2022-3, Class A2, 4.38%, 7/20/29 (1)	277	276
Enterprise Fleet Financing, Series 2023-2, Class A2, 5.56%, 4/22/30 (1)	279	281
Enterprise Fleet Financing, Series 2023-3, Class A2, 6.40%, 3/20/30 (1)	233	237
Enterprise Fleet Financing, Series 2024-1, Class A2, 5.23%, 3/20/30 (1)	482	485
Enterprise Fleet Financing, Series 2024-2, Class A2, 5.74%, 12/20/26 (1)	375	378
Enterprise Fleet Financing, Series 2024-3, Class A2, 5.31%, 4/20/27 (1)	165	166

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Exeter Automobile Receivables Trust, Series 2021-1A, Class E, 2.21%, 2/15/28 (1)	1,500	1,468
Exeter Automobile Receivables Trust, Series 2022-3A, Class B, 4.86%, 12/15/26	5	5
Exeter Automobile Receivables Trust, Series 2022-5A, Class B, 5.97%, 3/15/27	52	52
Exeter Automobile Receivables Trust, Series 2023-1A, Class B, 5.72%, 4/15/27	73	73
Exeter Automobile Receivables Trust, Series 2023-3A, Class B, 6.11%, 9/15/27	151	152
Exeter Automobile Receivables Trust, Series 2023-4A, Class B, 6.31%, 10/15/27	275	277
Exeter Automobile Receivables Trust, Series 2024-2A, Class B, 5.61%, 4/17/28	300	302
Exeter Automobile Receivables Trust, Series 2024-4A, Class B, 5.29%, 8/15/30	355	357
Ford Credit Auto Lease Trust, Series 2023-A, Class B, 5.29%, 6/15/26	120	120
Ford Credit Auto Lease Trust, Series 2023-B, Class B, 6.20%, 2/15/27	180	183
Ford Credit Auto Owner Trust, Series 2018-1, Class C, 3.49%, 7/15/31 (1)	400	399
Ford Credit Auto Owner Trust, Series 2020-1, Class B, 2.29%, 8/15/31 (1)	635	631
Ford Credit Auto Owner Trust, Series 2020-1, Class C, 2.54%, 8/15/31 (1)	450	447
Ford Credit Auto Owner Trust, Series 2020-2, Class C, 1.74%, 4/15/33 (1)	120	116
Ford Credit Floorplan Master Owner Trust A, Series 2023-1, Class B, 5.31%, 5/15/28 (1)	100	100
Ford Credit Floorplan Master Owner Trust A, Series 2023-1, Class D, 6.62%, 5/15/28 (1)	100	101
Ford Credit Floorplan Master Owner Trust A, Series 2024-1, Class B, 5.48%, 4/15/29 (1)	115	116
Ford Credit Floorplan Master Owner Trust A, Series 2024-3, Class A1, 4.30%, 9/15/29 (1)	585	581
Ford Credit Floorplan Master Owner Trust A, Series 2024-3, Class B, 4.50%, 9/15/29 (1)	395	391

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
GM Financial Automobile Leasing Trust, Series 2023-2, Class B, 5.54%, 5/20/27	80	81
GMF Floorplan Owner Revolving Trust, Series 2024-3A, Class B, 4.92%, 11/15/28 (1)	1,200	1,203
Huntington Bank Auto Credit-Linked Notes, Series 2024-2, Class B1, 5.442%, 10/20/32 (1)	630	630
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A3, 5.02%, 3/15/27 (1)	260	261
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class B, 5.35%, 5/15/28 (1)	165	166
JPMorgan Chase Bank, Series 2021-3, Class D, 1.009%, 2/26/29 (1)	45	44
Navistar Financial Dealer Note Master Owner Trust, Series 2024-1, Class A, 5.59%, 4/25/29 (1)	105	106
Navistar Financial Dealer Note Master Owner Trust II, Series 2023-1, Class A, 6.18%, 8/25/28 (1)	875	884
Octane Receivables Trust, Series 2023-1A, Class A, 5.87%, 5/21/29 (1)	276	277
Octane Receivables Trust, Series 2023-1A, Class B, 5.96%, 7/20/29 (1)	200	202
Octane Receivables Trust, Series 2023-3A, Class A2, 6.44%, 3/20/29 (1)	571	578
Octane Receivables Trust, Series 2023-3A, Class B, 6.48%, 7/20/29 (1)	265	271
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class B, 5.721%, 8/16/32 (1)	99	99
Santander Bank Auto Credit-Linked Notes, Series 2023-B, Class B, 5.64%, 12/15/33 (1)	222	224
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43%, 3/15/27	131	131
Santander Drive Auto Receivables Trust, Series 2022-6, Class B, 4.72%, 6/15/27	127	127
Santander Drive Auto Receivables Trust, Series 2023-1, Class B, 4.98%, 2/15/28	85	85
Santander Drive Auto Receivables Trust, Series 2023-3, Class A3, 5.61%, 10/15/27	635	637
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73%, 4/17/28	190	191

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Santander Drive Auto Receivables Trust, Series 2024-1, Class B, 5.23%, 12/15/28	785	789
Santander Drive Auto Receivables Trust, Series 2024-2, Class B, 5.78%, 7/16/29	1,000	1,019
Santander Drive Auto Receivables Trust, Series 2024-5, Class A2, 4.88%, 9/15/27	500	501
Santander Drive Auto Receivables Trust, Series 2024-5, Class A3, 4.62%, 11/15/28	460	459
SBNA Auto Lease Trust, Series 2024-A, Class A4, 5.24%, 1/22/29 (1)	220	221
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56%, 11/22/27 (1)	230	233
SBNA Auto Lease Trust, Series 2024-B, Class A4, 5.55%, 12/20/28 (1)	225	229
SBNA Auto Lease Trust, Series 2024-C, Class A3, 4.56%, 2/22/28 (1)	365	365
SBNA Auto Lease Trust, Series 2024-C, Class A4, 4.42%, 3/20/29 (1)	190	189
SBNA Auto Receivables Trust, Series 2024-A, Class A3, 5.32%, 12/15/28 (1)	255	256
SFS Auto Receivables Securitization Trust, Series 2023-1A, Class A2B, FRN, SOFR30A + 0.80%, 5.561%, 3/22/27 (1)	17	18
US Bank, Series 2023-1, Class B, 6.789%, 8/25/32 (1)	849	861
Volkswagen Auto Lease Trust, Series 2024-A, Class A3, 5.21%, 6/21/27	315	318
Wheels Fleet Lease Funding 1, Series 2024-1A, Class A1, 5.49%, 2/18/39 (1)	420	424
World Omni Auto Receivables Trust, Series 2021-A, Class B, 0.64%, 12/15/26	25	25
World Omni Select Auto Trust, Series 2021-A, Class C, 1.09%, 11/15/27	1,000	973
		28,920
Collateralized Debt Obligations 7.0%
Apidos CLO XVIII, Series 2018-18A, Class AR, FRN, 3M TSFR + 1.15%, 5.782%, 10/22/30 (1)	513	514
Apidos CLO XXV, Series 2016-25A, Class A1R2, FRN, 3M TSFR + 1.15%, 5.767%, 10/20/31 (1)	413	413

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Atrium XIII, Series 13A, Class AR, FRN, 3M TSFR + 1.15%, 5.776%, 11/21/30 (1)	587	588
BlueMountain CLO, Series 2015-3A, Class A1R, FRN, 3M TSFR + 1.26%, 5.879%, 4/20/31 (1)	151	151
BlueMountain CLO, Series 2016-3A, Class A1R2, FRN, 3M TSFR + 1.20%, 5.724%, 11/15/30 (1)	441	441
Crown Point CLO 7, Series 2018-7A, Class AR, FRN, 3M TSFR + 1.23%, 5.847%, 10/20/31 (1)	657	658
Dryden 45 Senior Loan Fund, Series 2016-45A, Class BRR, FRN, 3M TSFR + 1.65%, 6.306%, 10/15/30 (1)	795	797
Fortress Credit BSL VII, Series 2019-1A, Class A1R, FRN, 3M TSFR + 1.09%, 5.65%, 7/23/32 (1)	840	839
Highbridge Loan Management, Series 5A-2015, Class A1R3, FRN, 3M TSFR + 1.06%, 6.068%, 10/15/30 (1)	1,000	999
KKR CLO 49, Series 49A, Class X, FRN, 3M TSFR + 1.10%, 5.717%, 10/20/37 (1)	1,225	1,220
Madison Park Funding XXIX, Series 2018-29A, Class AR, FRN, 3M TSFR + 1.18%, 5.812%, 10/18/30 (1)	563	565
Madison Park Funding XXXV, Series 2019-35A, Class A1R, FRN, 3M TSFR + 1.25%, 5.869%, 4/20/32 (1)	968	970
Marathon Static CLO, Series 2022-18A, Class A1R2, FRN, 3M TSFR + 1.15%, 5.767%, 7/20/30 (1)	241	241
Marble Point CLO XII, Series 2018-1A, Class A, FRN, 3M TSFR + 1.27%, 5.919%, 7/16/31 (1)	1,255	1,258
Marble Point CLO XII, Series 2018-2A, Class A12R, FRN, 3M TSFR + 1.20%, 5.817%, 1/20/32 (1)	1,295	1,296
Marble Point CLO XV, Series 2019-1A, Class A1R2, FRN, 3M TSFR + 1.04%, 5.598%, 7/23/32 (1)	755	755
Northwoods Capital XIV-B, Series 2018-14BA, Class AR, FRN, 3M TSFR + 1.25%, 5.766%, 11/13/31 (1)	1,017	1,019
Octagon Investment Partners 39, Series 2018-3A, Class AR, FRN, 3M TSFR + 1.15%, 5.767%, 10/20/30 (1)	405	406
OZLM Funding II, Series 2012-2A, Class A1A2, FRN, 3M TSFR + 1.20%, 5.789%, 7/30/31 (1)	132	132
OZLM XXI, Series 2017-21A, Class A1R, FRN, 3M TSFR + 1.15%, 5.767%, 1/20/31 (1)	172	172
Romark CLO II, Series 2018-2A, Class A1R, FRN, 3M TSFR + 1.14%, 5.766%, 7/25/31 (1)	626	627

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Symphony CLO XVI, Series 2015-16A, Class ARR, FRN, 3M TSFR + 1.20%, 5.856%, 10/15/31 (1)	650	651
Symphony Static, Series 2021-1A, Class A, FRN, 3M TSFR + 1.09%, 5.718%, 10/25/29 (1)	93	93
THL Credit Wind River CLO, Series 2015-1A, Class A1R3, FRN, 3M TSFR + 1.20%, 5.817%, 10/20/30 (1)	316	316
THL Credit Wind River CLO, Series 2018-2A, Class A1R, FRN, 3M TSFR + 1.20%, 5.856%, 7/15/30 (1)	431	432
THL Credit Wind River CLO, Series 2019-3A, Class AR2, FRN, 3M TSFR + 1.06%, 5.581%, 4/15/31 (1)	720	720
TIAA CLO I, Series 2016-1A, Class ARR, FRN, 3M TSFR + 1.25%, 5.868%, 7/20/31 (1)	495	495
Trinitas CLO IX, Series 2018-9A, Class BRRR, FRN, 3M TSFR + 1.70%, 6.318%, 1/20/32 (1)	475	476
Trinitas CLO IX, Series 2018-9A, Class ARRR, FRN, 3M TSFR + 1.20%, 5.817%, 1/20/32 (1)	411	411
Voya CLO, Series 2018-3A, Class A1R2, FRN, 3M TSFR + 1.20%, 5.856%, 10/15/31 (1)	445	445
		18,100
Equipment Lease Heavy Duty 1.0%
Amur Equipment Finance Receivables XIV, Series 2024-2A, Class A2, 5.19%, 7/21/31 (1)	465	469
Auxilior Term Funding, Series 2023-1A, Class A2, 6.18%, 12/15/28 (1)	163	164
Auxilior Term Funding, Series 2024-1A, Class A2, 5.84%, 3/15/27 (1)	115	116
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90%, 8/20/30 (1)	230	233
Dell Equipment Finance Trust, Series 2024-2, Class B, 4.82%, 8/22/30 (1)	105	105
Kubota Credit Owner Trust, Series 2024-2A, Class A2, 5.45%, 4/15/27 (1)	100	101
Kubota Credit Owner Trust, Series 2024-2A, Class A3, 5.26%, 11/15/28 (1)	210	213
MMAF Equipment Finance, Series 2020-BA, Class A5, 0.85%, 4/14/42 (1)	800	782
MMAF Equipment Finance, Series 2023-A, Class A2, 5.79%, 11/13/26 (1)	182	183

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Post Road Equipment Finance, Series 2024-1A, Class A2, 5.59%, 11/15/29 (1)	93	94
SCF Equipment Leasing, Series 2021-1A, Class B, 1.37%, 8/20/29 (1)	25	25
Verdant Receivables, Series 2024-1A, Class A2, 5.68%, 12/12/31 (1)	100	101
		2,586
Other Asset-Backed Securities 3.9%
AMSR Trust, Series 2020-SFR4, Class A, 1.355%, 11/17/37 (1)	81	79
Amur Equipment Finance Receivables IX, Series 2021-1A, Class C, 1.75%, 6/21/27 (1)	603	601
Amur Equipment Finance Receivables IX, Series 2021-1A, Class D, 2.30%, 11/22/27 (1)	1,375	1,373
Amur Equipment Finance Receivables X, Series 2022-1A, Class B, 2.20%, 1/20/28 (1)	600	589
BRE Grand Islander Timeshare Issuer, Series 2019-A, Class A, 3.28%, 9/26/33 (1)	83	81
Dell Equipment Finance Trust, Series 2023-2, Class A3, 5.65%, 1/22/29 (1)	100	101
Dell Equipment Finance Trust, Series 2024-2, Class A3, 4.59%, 8/22/30 (1)	260	260
DLLAA, Series 2021-1A, Class A3, 0.67%, 4/17/26 (1)	25	25
DLLAA, Series 2023-1A, Class A2, 5.93%, 7/20/26 (1)	268	269
DLLAA, Series 2023-1A, Class A3, 5.64%, 2/22/28 (1)	325	330
DLLAD, Series 2023-1A, Class A2, 5.19%, 4/20/26 (1)	65	65
Hilton Grand Vacations Trust, Series 2018-AA, Class A, 3.54%, 2/25/32 (1)	147	145
HPEFS Equipment Trust, Series 2022-1A, Class C, 1.96%, 5/21/29 (1)	119	119
HPEFS Equipment Trust, Series 2022-1A, Class D, 2.40%, 11/20/29 (1)	400	395
HPEFS Equipment Trust, Series 2022-2A, Class C, 4.43%, 9/20/29 (1)	380	379
HPEFS Equipment Trust, Series 2022-2A, Class D, 4.94%, 3/20/30 (1)	400	400

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
HPEFS Equipment Trust, Series 2023-2A, Class B, 6.25%, 1/21/31 (1)	110	111
HPEFS Equipment Trust, Series 2023-2A, Class C, 6.48%, 1/21/31 (1)	100	101
HPEFS Equipment Trust, Series 2024-2A, Class A2, 5.50%, 10/20/31 (1)	400	402
HPEFS Equipment Trust, Series 2024-2A, Class B, 5.35%, 10/20/31 (1)	130	132
Kubota Credit Owner Trust, Series 2023-2A, Class A3, 5.28%, 1/18/28 (1)	525	530
M&T Equipment Notes, Series 2023-1A, Class A2, 6.09%, 7/15/30 (1)	174	175
M&T Equipment Notes, Series 2023-1A, Class A3, 5.74%, 7/15/30 (1)	580	586
MVW, Series 2020-1A, Class A, 1.74%, 10/20/37 (1)	57	55
MVW, Series 2021-1WA, Class A, 1.14%, 1/22/41 (1)	28	27
Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.06%, 10/15/69 (1)	50	44
Nelnet Student Loan Trust, Series 2021-DA, Class AFL, FRN, 1M TSFR + 0.80%, 5.411%, 4/20/62 (1)	46	46
Octane Receivables Trust, Series 2021-2A, Class A, 1.21%, 9/20/28 (1)	16	16
Octane Receivables Trust, Series 2022-1A, Class A2, 4.18%, 3/20/28 (1)	12	12
Octane Receivables Trust, Series 2022-2A, Class A, 5.11%, 2/22/28 (1)	20	20
Octane Receivables Trust, Series 2023-2A, Class A2, 5.88%, 6/20/31 (1)	73	73
Octane Receivables Trust, Series 2024-3A, Class A2, 4.94%, 5/20/30 (1)	550	550
Progress Residential Trust, Series 2021-SFR8, Class C, 1.931%, 10/17/38 (1)	280	266
Santander Bank Auto Credit-Linked Notes, Series 2021-1A, Class B, 1.833%, 12/15/31 (1)	4	4
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class B, 5.281%, 5/15/32 (1)	45	45
Santander Bank Auto Credit-Linked Notes, Series 2023-A, Class B, 6.493%, 6/15/33 (1)	156	157

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class A3, 4.95%, 5/21/29 (1)	255	256
Sierra Timeshare Receivables Funding, Series 2020-2A, Class A, 1.33%, 7/20/37 (1)	242	238
Sierra Timeshare Receivables Funding, Series 2021-1A, Class C, 1.79%, 11/20/37 (1)	548	529
Verdant Receivables, Series 2023-1A, Class A2, 6.24%, 1/13/31 (1)	454	460
		10,046
Student Loans 0.1%
Navient Private Education Refi Loan Trust, Series 2019-A, Class A2A, 3.42%, 1/15/43 (1)	41	40
Navient Private Education Refi Loan Trust, Series 2020-FA, Class A, 1.22%, 7/15/69 (1)	46	43
Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.17%, 9/16/69 (1)	54	50
Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.31%, 1/15/69 (1)	65	60
Navient Private Education Refi Loan Trust, Series 2021-GA, Class A, 1.58%, 4/15/70 (1)	64	56
SMB Private Education Loan Trust, Series 2016-B, Class A2B, FRN, 1M TSFR + 1.56%, 6.174%, 2/17/32 (1)	6	6
		255
Total Asset-Backed Securities (Cost $59,592)		59,907
CONVERTIBLE BONDS 0.1%
E-Commerce 0.1%
Meituan, Zero Coupon, 4/27/27	300	294
Total Convertible Bonds (Cost $284)		294
CORPORATE BONDS 53.4%
Aerospace & Defense 0.6%
Boeing, 3.10%, 5/1/26	1,000	970

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Boeing, 4.875%, 5/1/25	500	499
		1,469
Automotive 3.5%
BMW US Capital, 4.60%, 8/13/27 (1)	335	334
Daimler Truck Finance North America, 5.125%, 9/25/27 (1)	200	202
Daimler Truck Finance North America, 5.15%, 1/16/26 (1)	300	301
Ford Motor Credit, 3.375%, 11/13/25	500	491
Ford Motor Credit, 4.134%, 8/4/25	250	248
Ford Motor Credit, 5.125%, 11/5/26	550	549
General Motors, 6.125%, 10/1/25	500	504
Hyundai Capital America, 1.30%, 1/8/26 (1)	250	240
Hyundai Capital America, 1.65%, 9/17/26 (1)(2)	605	571
Hyundai Capital America, 5.45%, 6/24/26 (1)	800	806
Hyundai Capital America, 5.50%, 3/30/26 (1)	85	86
Mercedes-Benz Finance North America, 4.80%, 11/13/26 (1)	1,200	1,202
Nissan Motor, 3.522%, 9/17/25 (1)	1,445	1,419
TML Holdings Pte, 4.35%, 6/9/26	800	789
Volkswagen Group of America Finance, 4.625%, 11/13/25 (1)	230	230
Volkswagen Group of America Finance, 4.85%, 8/15/27 (1)	275	273
Volkswagen Group of America Finance, 4.90%, 8/14/26 (1)	375	373
Volkswagen Group of America Finance, 6.00%, 11/16/26 (1)	395	402
		9,020
Banking 14.8%
ABN AMRO Bank, 4.75%, 7/28/25 (1)(2)	1,100	1,096
ABN AMRO Bank, VR, 6.339%, 9/18/27 (1)(2)(3)	200	205
American Express, VR, 5.098%, 2/16/28 (3)	240	242
Banco Bilbao Vizcaya Argentaria, VR, 5.862%, 9/14/26 (3)	800	802
Banco Santander, 5.147%, 8/18/25	400	401
Banco Santander, VR, 5.552%, 3/14/28 (3)	200	202
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.375%, 4/17/25 (1)	575	574

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Bank of America, VR, 3.384%, 4/2/26 (3)	1,500	1,494
Bank of America, VR, 5.08%, 1/20/27 (3)	200	200
Bank of Ireland Group, VR, 6.253%, 9/16/26 (1)(3)	1,900	1,913
Bank of Nova Scotia, 4.50%, 12/16/25 (2)	1,885	1,872
Banque Federative du Credit Mutuel, 4.935%, 1/26/26 (1)	400	401
Banque Federative du Credit Mutuel, 5.088%, 1/23/27 (1)	215	217
Banque Federative du Credit Mutuel, 5.896%, 7/13/26 (1)	400	407
Barclays, 4.375%, 1/12/26	200	199
Barclays, VR, 4.837%, 9/10/28 (3)	1,000	991
Barclays, 5.20%, 5/12/26	400	400
Barclays, VR, 5.304%, 8/9/26 (3)	400	401
Barclays, VR, 5.674%, 3/12/28 (3)	200	203
BPCE SA, 2.375%, 1/14/25 (1)	500	498
BPCE SA, 4.50%, 3/15/25 (1)	700	698
BPCE SA, 4.875%, 4/1/26 (1)	200	199
CaixaBank, VR, 6.684%, 9/13/27 (1)(3)	550	566
Capital One Financial, VR, 2.636%, 3/3/26 (3)	300	298
Capital One Financial, 3.75%, 7/28/26	550	540
Capital One Financial, 4.20%, 10/29/25	500	497
Capital One Financial, VR, 4.985%, 7/24/26 (3)	300	300
Citigroup, 4.40%, 6/10/25	400	399
Citigroup, FRN, SOFR + 0.69%, 5.388%, 1/25/26	500	500
Citigroup, 5.50%, 9/13/25	676	678
Commonwealth Bank of Australia, 4.50%, 12/9/25 (1)	700	696
Cooperatieve Rabobank, 3.75%, 7/21/26	850	832
Cooperatieve Rabobank, 4.375%, 8/4/25	250	248
Danske Bank, VR, 1.621%, 9/11/26 (1)(3)	310	301
Danske Bank, VR, 5.427%, 3/1/28 (1)(3)	275	277
Danske Bank, VR, 6.259%, 9/22/26 (1)(3)	235	237
Deutsche Bank, 4.50%, 4/1/25	1,160	1,154
Discover Financial Services, 4.10%, 2/9/27	425	420
Emirates NBD Bank PJSC, 1.638%, 1/13/26 (2)	450	434
Emirates NBD Bank PJSC, 2.625%, 2/18/25	400	397

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Fifth Third Bank, 3.85%, 3/15/26	2,000	1,969
HDFC Bank, 5.686%, 3/2/26	785	791
HSBC Holdings, VR, 4.292%, 9/12/26 (3)	575	572
HSBC Holdings, VR, 5.597%, 5/17/28 (3)	400	406
ING Groep, VR, 3.869%, 3/28/26 (3)	800	798
Intesa Sanpaolo, 7.00%, 11/21/25 (1)	750	763
JPMorgan Chase, VR, 4.979%, 7/22/28 (3)	850	854
Lloyds Banking Group, VR, 2.438%, 2/5/26 (3)	635	632
Lloyds Banking Group, 4.582%, 12/10/25	900	894
Lloyds Banking Group, 4.65%, 3/24/26	250	248
PNC Financial Services Group, VR, 5.30%, 1/21/28 (2)(3)	160	161
PNC Financial Services Group, VR, 5.812%, 6/12/26 (3)	240	241
PNC Financial Services Group, VR, 6.615%, 10/20/27 (3)	550	568
Royal BK Scotland Group, 4.80%, 4/5/26	240	240
Santander Holdings USA, 3.244%, 10/5/26	250	242
Santander UK Group Holdings, VR, 2.469%, 1/11/28 (3)	500	472
Societe Generale, 4.25%, 4/14/25 (1)	500	497
Societe Generale, 4.25%, 8/19/26 (1)(2)	660	648
Societe Generale, VR, VR, 5.519%, 1/19/28 (1)(3)	625	628
Standard Chartered, VR, 3.971%, 3/30/26 (1)(3)	200	199
Standard Chartered, 4.30%, 2/19/27 (1)	500	491
Standard Chartered, VR, 5.688%, 5/14/28 (1)(3)	200	203
Standard Chartered, VR, 6.17%, 1/9/27 (1)(3)	200	202
Standard Chartered, VR, 6.187%, 7/6/27 (1)(3)	400	408
State Street, 4.33%, 10/22/27 (2)	675	672
UBS AG, 5.00%, 7/9/27	250	252
UBS Group, VR, 6.327%, 12/22/27 (1)(3)	300	309
UniCredit, VR, 2.569%, 9/22/26 (1)(3)	1,375	1,343
Wells Fargo, VR, 5.707%, 4/22/28 (3)	430	438
		38,530

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Building & Real Estate 0.3%
Emaar Sukuk, 3.635%, 9/15/26	775	756
		756
Building Products 0.1%
Owens Corning, 5.50%, 6/15/27	200	204
		204
Cable Operators 0.6%
Charter Communications Operating, 4.908%, 7/23/25	1,059	1,057
Cox Communications, 3.35%, 9/15/26 (1)	350	341
Discovery Communications, 3.95%, 6/15/25	182	181
		1,579
Chemicals 1.6%
Celanese US Holdings, 1.40%, 8/5/26	202	188
Celanese US Holdings, 6.165%, 7/15/27 (2)	1,200	1,224
International Flavors & Fragrances, 1.23%, 10/1/25 (1)	1,714	1,662
LG Chem, 4.375%, 7/14/25	280	279
MEGlobal Canada ULC, 5.00%, 5/18/25	700	698
		4,051
Consumer Products 0.3%
LG Electronics, 5.625%, 4/24/27 (1)(2)	530	538
Mattel, 3.375%, 4/1/26 (1)	285	278
		816
Drugs 0.5%
BNP Paribas SA, 4.375%, 9/28/25 (1)	350	348
Zoetis, 3.00%, 9/12/27	1,000	960
		1,308
Electric Utilities 0.2%
GS Caltex, 1.625%, 7/27/25	650	636
		636

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Energy 4.9%
6297782, 4.911%, 9/1/27 (1)	365	365
Abu Dhabi National Energy, 4.375%, 6/22/26	660	657
Boardwalk Pipelines, 4.95%, 12/15/24	700	700
Chesapeake Escrow Issuer, 5.50%, 2/1/26 (1)	1,200	1,200
DCP Midstream Operating, 5.375%, 7/15/25	452	453
Diamondback Energy, 3.25%, 12/1/26	500	487
EQT, 3.125%, 5/15/26 (1)	1,034	1,005
MPLX, 4.125%, 3/1/27	1,000	987
MPLX, 4.875%, 6/1/25	200	200
Newfield Exploration, 5.375%, 1/1/26	1,000	1,003
Occidental Petroleum, 3.20%, 8/15/26	140	135
Occidental Petroleum, 3.40%, 4/15/26	480	469
Occidental Petroleum, 5.50%, 12/1/25	1,000	1,001
Occidental Petroleum, 5.875%, 9/1/25	240	240
Occidental Petroleum, 8.50%, 7/15/27	125	134
Reliance Industries, 4.125%, 1/28/25	250	250
SA Global Sukuk, 1.602%, 6/17/26	860	817
Sabine Pass Liquefaction, 5.875%, 6/30/26	1,134	1,146
Schlumberger Holdings, 5.00%, 5/29/27 (1)	500	504
TER Finance Jersey Zero Coupon, 1/2/25 (1)(4)	200	199
Western Midstream Operating, 3.10%, 2/1/25	322	321
Western Midstream Operating, 3.95%, 6/1/25	500	497
		12,770
Exploration & Production 0.1%
Lundin Energy, 2.00%, 7/15/26 (1)	300	285
		285
Financial 3.6%
Aldar Sukuk, 4.75%, 9/29/25	820	816
Ally Financial, 4.625%, 3/30/25	200	200
Ally Financial, 5.75%, 11/20/25	500	502

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Ally Financial, 5.80%, 5/1/25	385	386
Bank Mandiri Persero, 5.50%, 4/4/26	620	623
CNO Financial Group, 5.25%, 5/30/25	577	577
Ford Motor Credit, 6.95%, 6/10/26	375	384
General Motors Financial, 4.00%, 1/15/25	100	100
General Motors Financial, 4.35%, 1/17/27	950	941
General Motors Financial, 6.05%, 10/10/25	585	590
Hikma Finance USA, 3.25%, 7/9/25	600	589
Hongkong Land Finance Cayman Islands, 4.50%, 10/7/25	360	359
LPL Holdings, 5.70%, 5/20/27	1,280	1,303
QNB Finance, 1.375%, 1/26/26	520	498
QNB Finance, 2.625%, 5/12/25	250	247
Western Union, 1.35%, 3/15/26	734	699
Western Union, 2.85%, 1/10/25	510	508
		9,322
Food/Tobacco 0.3%
Reynolds American, 4.45%, 6/12/25	750	748
		748
Gaming 0.1%
Sands China, 3.80%, 1/8/26	300	294
		294
Health Care 2.7%
Centene, 4.25%, 12/15/27	1,000	969
HCA, 5.25%, 6/15/26	590	592
HCA, 5.375%, 2/1/25	295	295
HCA, 5.875%, 2/15/26	600	604
Highmark, 1.45%, 5/10/26 (1)	701	665
Humana, 3.95%, 3/15/27	900	883
Icon Investments Six DAC, 5.809%, 5/8/27	666	679
Royalty Pharma, 1.20%, 9/2/25	1,740	1,690
Solventum, 5.45%, 2/25/27 (1)	335	339

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Utah Acquisition Sub, 3.95%, 6/15/26	254	250
		6,966
Industrial - Other 0.4%
AGCO, 5.45%, 3/21/27	1,132	1,142
		1,142
Information Technology 0.7%
Amphenol, 5.05%, 4/5/27	380	384
Cadence Design Systems, 4.20%, 9/10/27	190	189
Intel, 2.60%, 5/19/26	349	338
Intel, 3.75%, 8/5/27	500	487
Intel, 4.875%, 2/10/26	450	450
		1,848
Insurance 3.6%
Athene Global Funding, FRN, SOFRINDX + 0.72%, 5.465%, 1/7/25 (1)	200	200
Athene Global Funding, 5.684%, 2/23/26 (1)	555	559
Brighthouse Financial Global Funding, 1.55%, 5/24/26 (1)	375	357
CNA Financial, 4.50%, 3/1/26	1,200	1,196
CNO Global Funding, 1.65%, 1/6/25 (1)	400	399
Corebridge Financial, 3.50%, 4/4/25	1,200	1,194
Corebridge Global Funding, 4.65%, 8/20/27 (1)	125	125
Jackson National Life Global Funding, 5.55%, 7/2/27 (1)	545	554
Jackson National Life Global Funding, 5.60%, 4/10/26 (1)	1,346	1,356
Marsh & McLennan, 4.55%, 11/8/27	660	661
Principal Life Global Funding II, 4.60%, 8/19/27 (1)	240	240
Principal Life Global Funding II, 5.00%, 1/16/27 (1)	55	55
RGA Global Funding, 2.00%, 11/30/26 (1)(2)	400	380
Unum Group, 3.875%, 11/5/25	1,097	1,086
Voya Financial, 3.65%, 6/15/26	900	885
		9,247

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Manufacturing 2.0%
FMC, 3.20%, 10/1/26	1,569	1,520
FMC, 5.15%, 5/18/26	500	501
Fortive, 3.15%, 6/15/26	450	439
POSCO, 4.375%, 8/4/25	400	398
Regal Rexnord, 6.05%, 2/15/26	433	436
Regal Rexnord, 6.05%, 4/15/28	600	617
VF, 2.40%, 4/23/25	906	892
VF, 2.80%, 4/23/27	450	423
		5,226
Metals & Mining 0.7%
ArcelorMittal, 4.55%, 3/11/26	627	623
Corp Nacional del Cobre de Chile, 3.625%, 8/1/27	550	529
Freeport-McMoRan, 4.375%, 8/1/28	400	392
Freeport-McMoRan, 5.00%, 9/1/27	44	44
Freeport-McMoRan, 5.25%, 9/1/29	226	228
		1,816
Other Telecommunications 0.3%
Axiata SPV2, 4.357%, 3/24/26	680	675
		675
Petroleum 0.2%
Pertamina Persero PT, 1.40%, 2/9/26	530	507
		507
Pharmaceuticals 0.5%
Bayer US Finance II, 4.25%, 12/15/25 (1)	1,240	1,230
		1,230
Real Estate Investment Trust Securities 3.3%
Brixmor Operating Partnership, 3.85%, 2/1/25	800	796
Brixmor Operating Partnership, 4.125%, 6/15/26	1,100	1,087

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
CubeSmart, 4.00%, 11/15/25	925	918
Essex Portfolio, 3.375%, 4/15/26	950	928
GAIF Bond Issuer, 3.40%, 9/30/26 (1)	975	948
Healthcare Realty Holdings, 3.50%, 8/1/26	295	288
Kilroy Realty, 3.45%, 12/15/24	347	347
Kilroy Realty, 4.375%, 10/1/25	1,306	1,298
Scentre Group Trust, 3.50%, 2/12/25 (1)	900	897
Scentre Group Trust 1 / Scentre Group Trust 2, 3.25%, 10/28/25 (1)	1,000	985
		8,492
Retail 1.7%
7-Eleven, 0.95%, 2/10/26 (1)	1,150	1,097
Advance Auto Parts, 5.90%, 3/9/26	100	101
CVS Health, 1.30%, 8/21/27	400	364
CVS Health, 2.875%, 6/1/26	780	758
CVS Health, 4.30%, 3/25/28	400	392
Dollar General, 4.15%, 11/1/25	1,275	1,264
Ross Stores, 0.875%, 4/15/26	500	474
		4,450
Services 0.1%
CDW / CDW Finance, 4.125%, 5/1/25	300	298
		298
Supermarkets 0.3%
Cencosud, 4.375%, 7/17/27 (1)	290	282
Kroger, 4.60%, 8/15/27	185	186
Kroger, 4.70%, 8/15/26	245	245
		713
Telephones 0.1%
AT&T, 1.70%, 3/25/26	300	288
		288

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Transportation 0.5%
GATX, 5.40%, 3/15/27	250	253
Penske Truck Leasing / PTL Finance, 1.70%, 6/15/26 (1)	570	543
Penske Truck Leasing / PTL Finance, 3.95%, 3/10/25 (1)	550	548
Penske Truck Leasing / PTL Finance, 5.35%, 1/12/27 (1)	60	61
		1,405
Utilities 1.6%
Appalachian Power, 3.40%, 6/1/25	1,250	1,239
DTE Energy, 4.95%, 7/1/27	175	176
Enel Finance International NV, 2.125%, 7/12/28 (1)	1,000	905
Enel Finance International NV, 7.05%, 10/14/25 (1)	400	407
FirstEnergy Transmission, 4.35%, 1/15/25 (1)	190	190
Pacific Gas & Electric, 3.15%, 1/1/26	805	790
Southwestern Electric Power, 2.75%, 10/1/26	300	289
Vistra Operations, 5.125%, 5/13/25 (1)	135	135
		4,131
Wireless Communications 3.2%
American Tower, 1.60%, 4/15/26	975	932
Crown Castle, 1.05%, 7/15/26	395	372
Crown Castle Towers, 3.663%, 5/15/45 (1)	1,025	1,017
PT Tower Bersama Infrastructure, 4.25%, 1/21/25	615	614
Rogers Communications, 3.20%, 3/15/27	910	880
Rogers Communications, 3.625%, 12/15/25	500	494
SBA Tower Trust, 1.631%, 5/15/51 (1)	650	607
SBA Tower Trust, 1.884%, 7/15/50 (1)	270	260
SBA Tower Trust, 2.836%, 1/15/50 (1)	1,090	1,087
Sprint, 7.625%, 3/1/26	1,085	1,112
T-Mobile USA, 4.75%, 2/1/28 (2)	975	973
		8,348
Total Corporate Bonds (Cost $138,135)		138,570

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 0.5%
Foreign Govt & Muni (Excl Canadian) 0.5%
Japan Treasury Discount Bills, 0.078%, 2/3/25 (JPY)	183,150	1,224
		1,224
Total Foreign Government Obligations & Municipalities (Cost $1,209)		1,224
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 9.1%
Commercial Mortgage-Backed Securities 1.5%
BX Trust, Series 2021-RISE, Class A, ARM, FRN, 1M TSFR + 0.86%, 5.471%, 11/15/36 (1)	1,209	1,203
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class A, FRN, 1M TSFR + 1.37%, 5.977%, 12/15/37 (1)	410	410
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class B, FRN, 1M TSFR + 1.55%, 6.157%, 12/15/37 (1)	650	650
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class C, FRN, 1M TSFR + 1.75%, 6.357%, 12/15/37 (1)	400	399
FREMF Mortgage Trust, Series 2015-K51, Class C, 4.091%, 10/25/48 (1)	480	472
ONE Mortgage Trust, Series 2021-PARK, Class A, FRN, 1M TSFR + 0.81%, 5.423%, 3/15/36 (1)	115	113
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, FRN, 1M TSFR + 1.39%, 6.001%, 5/15/39 (1)	445	443
TX Trust, Series 2024-HOU, Class A, FRN, 1M TSFR + 1.59%, 6.201%, 6/15/39 (1)	300	299
		3,989
Whole Loans Backed 7.6%
AMSR Trust, Series 2020-SFR5, Class A, 1.379%, 11/17/37 (1)	88	86
Angel Oak Mortgage Trust, Series 2019-5, Class A1, CMO, ARM, 2.593%, 10/25/49 (1)	33	32
Angel Oak Mortgage Trust, Series 2021-2, Class A1, CMO, ARM, 0.985%, 4/25/66 (1)	85	71
Angel Oak Mortgage Trust, Series 2021-5, Class A1, CMO, ARM, 0.951%, 7/25/66 (1)	102	87

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Angel Oak Mortgage Trust, Series 2022-1, Class A1, CMO, ARM, 2.881%, 12/25/66 (1)	88	81
Angel Oak Mortgage Trust, Series 2023-6, Class A1, CMO, ARM, 6.50%, 12/25/67 (1)	776	783
Angel Oak Mortgage Trust, Series 2024-10, Class A1, CMO, ARM, 5.348%, 10/25/69 (1)	1,088	1,085
BINOM Securitization Trust, Series 2021-INV1, Class A1, CMO, ARM, 2.034%, 6/25/56 (1)	56	49
COLT Funding, Series 2021-4, Class A1, CMO, ARM, 1.397%, 10/25/66 (1)	68	57
COLT Mortgage Loan Trust, Series 2020-3, Class A1, CMO, ARM, 1.506%, 4/27/65 (1)	75	72
Connecticut Avenue Securities Trust, Series 2021-R03, Class 1M1, CMO, ARM, SOFR30A + 0.85%, 5.584%, 12/25/41 (1)	29	29
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, CMO, ARM, SOFR30A + 1.90%, 6.626%, 6/25/43 (1)	41	41
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, CMO, ARM, SOFR30A + 1.70%, 6.434%, 7/25/43 (1)	158	159
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, CMO, ARM, SOFR30A + 1.10%, 5.834%, 2/25/44 (1)	324	324
Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M1, CMO, ARM, SOFR30A + 1.15%, 5.875%, 3/25/44 (1)	539	538
Connecticut Avenue Securities Trust, Series 2024-R05, Class 2M1, CMO, ARM, FRN, SOFR30A + 1.00%, 5.734%, 7/25/44 (1)	114	114
Cross Mortgage Trust, Series 2024-H4, Class A1, CMO, ARM, 6.147%, 7/25/69 (1)	219	220
Cross Mortgage Trust, Series 2024-H5, Class A1, CMO, ARM, 5.854%, 8/26/69 (1)	1,215	1,219
EFMT, Series 2024-INV2, Class A1, CMO, ARM, 5.035%, 10/25/69 (1)	934	924
EFMT, Series 2024-NQM1, Class A1B, CMO, ARM, 5.81%, 11/25/69 (1)	640	640

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Ellington Financial Mortgage Trust, Series 2023-1, Class A1, CMO, ARM, 5.732%, 2/25/68 (1)	139	139
Finance of America HECM Buyout, Series 2024-HB1, Class A1A, 4.00%, 10/1/34 (1)	952	932
FirstKey Homes Trust, Series 2020-SFR1, Class B, 1.74%, 8/17/37 (1)	1,000	975
Freddie Mac STACR REMIC Trust, Series 2022-DNA1, Class M1A, CMO, ARM, SOFR30A + 1.00%, 5.734%, 1/25/42 (1)	110	110
Freddie Mac STACR REMIC Trust, Series 2022-DNA2, Class M1A, CMO, ARM, SOFR30A + 1.30%, 6.034%, 2/25/42 (1)	123	124
Freddie Mac STACR REMIC Trust, Series 2022-DNA5, Class M1A, CMO, ARM, SOFR30A + 2.95%, 7.684%, 6/25/42 (1)	148	152
Freddie Mac STACR REMIC Trust, Series 2023-HQA3, Class A1, CMO, ARM, SOFR30A + 1.85%, 6.584%, 11/25/43 (1)	109	110
Freddie Mac STACR REMIC Trust, Series 2024-DNA2, Class A1, CMO, ARM, SOFR30A + 1.25%, 5.984%, 5/25/44 (1)	287	287
Freddie Mac STACR REMIC Trust, Series 2024-DNA3, Class A1, CMO, ARM, FRN, SOFR30A + 1.05%, 5.784%, 10/25/44 (1)	481	482
Freddie Mac STACR REMIC Trust, Series 2024-HQA1, Class A1, CMO, ARM, SOFR30A + 1.25%, 5.984%, 3/25/44 (1)	441	442
HOMES Trust, Series 2024-AFC1, Class A1, CMO, ARM, 5.224%, 8/25/59 (1)	1,243	1,237
MFA Trust, Series 2020-NQM3, Class A2, CMO, ARM, 1.324%, 1/26/65 (1)	111	104
MFA Trust, Series 2023-NQM3, Class A1, CMO, ARM, 6.617%, 7/25/68 (1)	1,182	1,193
MFA Trust, Series 2023-NQM4, Class A1, CMO, ARM, 6.105%, 12/25/68 (1)	999	1,004
OBX Trust, Series 2022-NQM1, Class A1, CMO, ARM, 2.305%, 11/25/61 (1)	139	123
OBX Trust, Series 2023-NQM3, Class A1, CMO, ARM, 5.949%, 2/25/63 (1)	890	891

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Progress Residential Trust, Series 2021-SFR1, Class A, 1.052%, 4/17/38 (1)	183	177
Progress Residential Trust, Series 2021-SFR2, Class B, 1.796%, 4/19/38 (1)	320	309
Progress Residential Trust, Series 2021-SFR3, Class A, 1.637%, 5/17/26 (1)	636	611
Towd Point Mortgage Trust, Series 2019-HY3, Class M1, CMO, ARM, FRN, 1M TSFR + 1.61%, 6.202%, 10/25/59 (1)	1,000	1,021
Verus Securitization Trust, Series 2019-INV3, Class A1, CMO, ARM, 3.692%, 11/25/59 (1)	62	61
Verus Securitization Trust, Series 2021-2, Class A1, CMO, ARM, 1.031%, 2/25/66 (1)	78	70
Verus Securitization Trust, Series 2021-4, Class A1, CMO, ARM, 0.938%, 7/25/66 (1)	88	74
Verus Securitization Trust, Series 2021-R3, Class A1, CMO, ARM, 1.02%, 4/25/64 (1)	60	55
Verus Securitization Trust, Series 2023-3, Class A1, CMO, ARM, 5.93%, 3/25/68 (1)	229	230
Verus Securitization Trust, Series 2023-8, Class A1, CMO, ARM, 6.259%, 12/25/68 (1)	198	200
Verus Securitization Trust, Series 2023-INV1, Class A1, CMO, ARM, 5.999%, 2/25/68 (1)	110	111
Verus Securitization Trust, Series 2023-INV3, Class A1, CMO, ARM, 6.876%, 11/25/68 (1)	663	673
Verus Securitization Trust, Series 2024-1, Class A1, CMO, ARM, 5.712%, 1/25/69 (1)	634	635
Verus Securitization Trust, Series 2024-INV1, Class A1, CMO, ARM, 6.116%, 3/25/69 (1)	429	433
Vista Point Securitization Trust, Series 2020-2, Class A1, CMO, ARM, 1.475%, 4/25/65 (1)	55	52
		19,628
Total Non-U.S. Government Mortgage-Backed Securities (Cost $23,668)		23,617

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 3.8%
U.S. Treasury Obligations 3.8%
U.S. Treasury Bills, 4.511%, 1/21/25	1,250	1,242
U.S. Treasury Bills, 4.532%, 1/28/25	1,950	1,936
U.S. Treasury Bills, 4.571%, 12/31/24	1,300	1,295
U.S. Treasury Bills, 4.596%, 12/3/24	1,655	1,655
U.S. Treasury Bills, 4.599%, 1/14/25	1,000	995
U.S. Treasury Bills, 4.675%, 12/19/24 (5)	2,000	1,996
U.S. Treasury Notes, 4.375%, 7/31/26	525	526
U.S. Treasury Notes, 4.875%, 11/30/25	170	171
		9,816
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $9,816)		9,816
SHORT-TERM INVESTMENTS 10.1%
Commercial Paper 10.1%
Bacardi-Martini, 4.977%, 12/5/24 (6)	1,100	1,099
Bacardi-Martini, 5.015%, 12/12/24 (6)	1,500	1,497
BAT International Finance, 4.752%, 12/2/24 (6)	250	250
Brunswick, 5.107%, 12/2/24 (6)	2,400	2,399
Conagra Foods, 5.02%, 12/17/24 (6)	2,400	2,394
Constellation Brands, 4.909%, 12/9/24 (6)	800	799
Constellation Brands, 4.977%, 1/3/25 (6)	1,700	1,692
Energy Transfer Partners, 4.752%, 12/2/24 (6)	3,200	3,199
FMC, 5.276%, 12/30/24 (6)	400	398
Harley-Davidson Financial Services, 5.028%, 12/10/24 (6)	400	400
Harley-Davidson Financial Services, 5.116%, 1/23/25 (6)	2,000	1,985
Intesa Sanpaolo, 6.10%, 4/15/25 (6)	525	527
Ovintiv, 5.20%, 12/16/24 (6)	1,200	1,197
Quanta Services, 4.95%, 12/3/24 (6)	500	500
Quanta Services, 4.929%, 12/9/24 (6)	1,200	1,198

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Rogers Communications, 4.914%, 12/13/24 (6)	1,000	998
Targa Resources, 4.782%, 12/2/24 (6)	3,200	3,199
Whirlpool, 5.034%, 12/2/24 (6)	2,400	2,399
		26,130
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 4.67% (7)(8)	1	1
Total Short-Term Investments (Cost $26,135)		26,131
SECURITIES LENDING COLLATERAL 2.1%
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 2.1%
Money Market Funds 2.1%
T. Rowe Price Government Reserve Fund, 4.67% (7)(8)	5,427	5,427
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company		5,427
Total Securities Lending Collateral (Cost $5,427)		5,427
Total Investments in Securities 102.2% of Net Assets (Cost $264,266)		$264,986

‡	Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
*	Exercise Spread
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $117,236 and represents 45.2% of net assets.
(2)	See Note 4. All or a portion of this security is on loan at November 30, 2024.
(3)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(4)	See Note 2. Level 3 in fair value hierarchy.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

(5)	At November 30, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(6)	Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors". Total value of such securities at period-end amounts to $26,130 and represents 10.1% of net assets.
(7)	Seven-day yield
(8)	Affiliated Companies

1M TSFR	One month term SOFR (Secured overnight financing rate)
3M TSFR	Three month term SOFR (Secured overnight financing rate)
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
JPY	Japanese Yen
SOFR	Secured overnight financing rate
SOFR30A	30-day Average term SOFR (Secured Overnight Financing Rate)
SOFRINDX	SOFR (Secured overnight financing rate) Index
USD	U.S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN 0.0%
OTC Options Written 0.0%

Counterparty	Description	Contracts	Notional Amount	$ Value
Bank of America	Credit Default Swap, Protection Bought (Relevant Credit: Markit CDX.NA.IG.S43, 5 Year Index,12/20/29), Pay 1.00% Quarterly, Receive upon credit default, 12/18/24 @ 4.75% *	1	11,000	(5)
Total OTC Options Written (Premiums $(5))				(5)

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

(Amounts in 000s)
SWAPS 0.0%

Description	Notional Amount	$ Value	Initial $ Value	Unrealized $ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: AT&T, Baa2*), Receive 1.00% Quarterly, Pay upon credit default, 12/20/24	275	1	—	1
Total Centrally Cleared Credit Default Swaps, Protection Sold				1
Net payments (receipts) of variation margin to date				$(1)
Variation margin receivable (payable) on centrally cleared swaps				$—

*	Credit ratings as of November 30, 2024. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
State Street Bank	2/3/25	USD	1,216	JPY	183,150	$(18)
Net unrealized gain (loss) on open forward currency exchange contracts						$(18)

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

FUTURES CONTRACTS
($000s)

	Expiration Date	Notional Amount	Value and Unrealized Gain (Loss)
Long, 13 Three Month SOFR Futures contracts	12/24	3,084	$11
Short, 6 U.S. Treasury Notes ten year contracts	03/25	(664)	(3)
Short, 2 Ultra U.S. Treasury Notes ten year contracts	03/25	(226)	(4)
Short, 74 U.S. Treasury Notes five year contracts	03/25	(7,899)	(63)
Short, 89 U.S. Treasury Notes two year contracts	03/25	(18,287)	(56)
Net payments (receipts) of variation margin to date			89
Variation margin receivable (payable) on open futures contracts			$(26)

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$—++
Totals	$—#	$—	$—+

Supplementary Investment Schedule
Affiliate	Value 5/31/24	Purchase Cost	Sales Cost	Value 11/30/24
T. Rowe Price Government Reserve Fund	$48	¤	¤	$5,428
	Total			$5,428^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
#	Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+	Investment income comprised $0 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $5,428.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

November 30, 2024 Unaudited
    STATEMENT OF ASSETS AND LIABILITIES

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $264,266)	$264,986
Receivable for shares sold	2,482
Interest and dividends receivable	1,750
Cash	1,173
Total assets	270,391
Liabilities
Payable for investment securities purchased	5,578
Obligation to return securities lending collateral	5,427
Investment management and administrative fees payable	34
Variation margin payable on futures contracts	26
Unrealized loss on forward currency exchange contracts	18
Options written (premiums $5)	5
Total liabilities	11,088
NET ASSETS	$259,303
Net Assets Consists of:
Total distributable earnings (loss)	$1,199
Paid-in capital applicable to 5,225,000 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares of the Corporation authorized	258,104
NET ASSETS	$259,303
NET ASSET VALUE PER SHARE	$49.63
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

Unaudited
    STATEMENT OF OPERATIONS

($000s)
6 Months Ended
11/30/24
Investment Income (Loss)
Income
Interest	$5,317
Securities lending	2
Total income	5,319
Investment management and administrative expense	167
Net investment income	5,152
Realized and Unrealized Gain / Loss
Net realized gain (loss)
Securities	241
Futures	156
Forward currency exchange contracts	(11)
Foreign currency transactions	10
Net realized gain	396
Change in net unrealized gain / loss
Securities	729
Futures	(138)
Swaps	(2)
Forward currency exchange contracts	(28)
Change in unrealized gain / loss	561
Net realized and unrealized gain / loss	957
INCREASE IN NET ASSETS FROM OPERATIONS	$6,109
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

Unaudited
    STATEMENT OF CHANGES IN NET ASSETS

($000s)
	6 Months Ended	Year Ended
	11/30/24	5/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income	$5,152	$5,983
Net realized gain	396	631
Change in net unrealized gain / loss	561	731
Increase in net assets from operations	6,109	7,345
Distributions to shareholders
Net earnings	(5,285)	(6,093)
Capital share transactions*
Shares sold	99,389	108,056
Shares redeemed	(4,973)	—
Increase in net assets from capital share transactions	94,416	108,056
Net Assets
Increase during period	95,240	109,308
Beginning of period	164,063	54,755
End of period	$259,303	$164,063
*Share information
Shares sold	2,000	2,200
Shares redeemed	(100)	—
Increase in shares outstanding	1,900	2,200
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

Unaudited
    NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Ultra Short-Term Bond ETF (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks a high level of income consistent with low volatility of principal value.
NOTE  1  –  SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions
Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually. Dividends and distributions cannot be automatically reinvested in additional shares of the fund.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Capital Transactions
The fund issues and redeems shares at its net asset value (NAV) only with Authorized Participants and only in large blocks of 25,000 shares (each, a “Creation Unit”). The fund’s NAV per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Individual fund shares may not be purchased or redeemed directly with the fund. An Authorized Participant may purchase or redeem a Creation Unit of the fund each business day that the fund is open in exchange for the delivery of a designated portfolio of in-kind securities and/or cash. When purchasing or redeeming Creation Units, Authorized Participants are also required to pay a fixed and/or variable purchase or redemption transaction fee as well as any applicable additional variable charge to defray the transaction cost to a fund.
Individual fund shares may be purchased and sold  only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).
New Accounting Guidance
In November 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which improves reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. In addition, the ASU clarifies that a public entity with a single reportable segment provide all disclosures required by the ASU and all existing segment disclosures in Topic 280.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

The amendments under this ASU are effective for fiscal years beginning after December 15, 2023. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE  2  –  VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Swaps are

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

valued at prices furnished by an independent pricing service or independent swap dealers. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$94,858	$—	$94,858
Corporate Bonds	—	138,371	199	138,570
Short-Term Investments	1	26,130	—	26,131
Securities Lending Collateral	5,427	—	—	5,427
Total Securities	5,428	259,359	199	264,986
Swaps*	—	1	—	1
Futures Contracts*	11	—	—	11
Total	$5,439	$259,360	$199	$264,998
Liabilities
Options Written	$—	$5	$—	$5
Forward Currency Exchange Contracts	—	18	—	18
Futures Contracts*	126	—	—	126
Total	$126	$23	$—	$149

[1]	Includes Asset-Backed Securities,Convertible Bonds, Foreign Government Obligations & Municipalities, Non-U.S. Government Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
*	The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
NOTE  3  –  DERIVATIVE INSTRUMENTS
During the six months ended November 30, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of November 30, 2024, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
($000s)	Location on Statement of Assets and Liabilities	Fair Value*
Assets
Interest rate derivatives	Futures	$11
Credit derivatives	Centrally cleared swaps	1
Total		$12
Liabilities
Interest rate derivatives	Futures	$126
Foreign exchange derivatives	Forwards	18
Credit derivatives	Options written	5
Total		$149

*	The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.

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Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended November 30, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s) Location of Gain (Loss) on Statement of Operations
	Securities^	Futures	Forward Currency Exchange Contracts	Swaps	Total
Realized Gain (Loss)
Interest rate derivatives	$(6)	$156	$—	$—	$150
Foreign exchange derivatives	—	—	(11)	—	(11)
Credit derivatives	(21)	—	—	—	(21)
Total	$(27)	$156	$(11)	$—	$118
Change in Unrealized Gain (Loss)
Interest rate derivatives	$—	$(138)	$—	$—	$(138)
Foreign exchange derivatives	—	—	(28)	—	(28)
Credit derivatives	7	—	—	(2)	5
Total	$7	$(138)	$(28)	$(2)	$(161)

^	Options purchased are reported as securities.
Counterparty Risk and Collateral
The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

exit the transaction. This ability is subject to the liquidity of underlying positions. As of November 30, 2024, no collateral was pledged by either the fund or counterparties for bilateral derivatives. As of November 30, 2024, securities valued at $458,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts
The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund's foreign currency exposure from one country to another, or to enhance the fund's return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended November 30, 2024, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally less than 1% of net assets.
Futures Contracts
The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; as a cash management tool; or to adjust portfolio duration. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended November 30, 2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 11% and 21% of net assets.
Options
The fund is subject to interest rate risk and credit risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and Options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values, interest rates, and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended November 30, 2024, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 4% and 35% of net assets.
Swaps
The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of November 30, 2024, the notional amount of protection sold by the fund totaled $275,000 (0.1% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended November 30, 2024, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 0% and 1% of net assets.
NOTE  4  –  OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities
The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

Collateralized Loan Obligations
The fund invests in collateralized loan obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities
The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
Securities Lending
The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

received in the form of securities is not. At November 30, 2024, the value of loaned securities was $5,323,000; the value of cash collateral and related investments was $5,427,000.
Other
Purchases and sales of portfolio securities excluding in-kind transactions and short-term and U.S. government securities aggregated $117,075,000 and $48,610,000, respectively, for the six months ended November 30, 2024. Purchases and sales of U.S. government securities, excluding in-kind transactions and short-term securities, aggregated $3,974,000 and $3,654,000, respectively, for the six months ended November 30, 2024.
NOTE  5  –  FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At November 30, 2024, the cost of investments (including derivatives, if any) for federal income tax purposes was $264,261,000. Net unrealized gain aggregated $588,000 at period-end, of which $1,067,000 related to appreciated investments and $479,000 related to depreciated investments.
NOTE  6  –   RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management and administrative agreement between the fund and Price Associates provides for an annual all-inclusive fee equal to 0.17% of the

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses, but does not cover interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and nonrecurring and extraordinary expenses.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no investment management fees.
As of November 30, 2024, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 1,448,392 shares of the fund, representing 28% of the fund’s net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended November 30, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE  7  –   OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

100 East Pratt Street
Baltimore, MD 21202
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
T. Rowe Price Investment Services, Inc.
ETF990-051 01/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Exchange-Traded Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 17, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 17, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 17, 2025